Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Line Items]
Schedule of fair value hierarchy
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	March 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$8,003	$8,003	$—	$—

Total assets	$8,003	$8,003	$—	$—

Liabilities
Private placement warrant liability	$925	$—	$—	$925

Total Liabilities	$925	$—	$—	$925

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$13,002	$13,002	$—	$—

Total assets	$13,002	$13,002	$—	$—

Liabilities
Private placement warrant liability	$1,567	$—	$—	$1,567

Total Liabilities	$1,567	$—	$—	$1,567

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$13,002	$13,002	$—	$—

Total assets	$13,002	$13,002	$—	$—

Liabilities
Private placement warrant liability	$1,567	$—	$—	$1,567

Total Liabilities	$1,567	$—	$—	$1,567

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—

Total assets	$7,205	$7,205	$—	$—

Schedule of fair value of the derivative warrant liabilities
The following table sets forth a summary of the assumptions used to estimate the fair value of the warrant liabilities at March 31, 2022:

Fair value of underlying instrument	$1.49
Risk-free interest rate	2.43%
Expected term (in years)	4.44
Expected volatility	75.0%
Expected dividend yield	—%

The following table sets forth a summary of the assumptions used to estimate the fair value of the Private Placement Warrant Liability at December 31, 2021:

Fair value of underlying instrument	$2.43
Risk-free interest rate	1.22%
Expected term (in years)	4.7
Expected volatility	65.0%
Expected dividend yield	—%

Schedule of changes in the fair value of the Company's warrant liability
The following table sets forth a summary of changes in the fair value of the warrant liabilities for the three months ended March 31, 2022 (in thousands):

Balance at December 31, 2021	$1,567
Change in fair value of warrant liability	(642)

Balance at March 31, 2022	$925

The following table sets forth a summary of changes in the fair value of the Company’s warrant liability for the year ended December 31, 2021 (in thousands):

Beginning warrant liability balance	$—
Private placement warrant liability assumed	14,075
Change in fair value of warrant liability	(12,508)

Balance at December 31, 2021	$1,567